UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06444

Legg Mason Partners Equity Trust

(Exact name of registrant as specified in charter)

55 Water Street, New York, NY 10041

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

300 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-451-2010

Date of fiscal year end: October 31

Date of reporting period: July 31, 2008

ITEM 1.	SCHEDULE OF INVESTMENTS

LEGG MASON PARTNERS EQUITY TRUST

LEGG MASON PARTNERS

DIVERSIFIED LARGE CAP GROWTH FUND

FORM N-Q

JULY 31, 2008

LEGG MASON PARTNERS DIVERSIFIED LARGE CAP GROWTH FUND

Schedule of Investments (unaudited)	July 31, 2008

SHARES	SECURITY	VALUE
COMMON STOCKS - 98.0%
CONSUMER DISCRETIONARY - 7.9%
Internet & Catalog Retail - 2.3%
36,200	Amazon.com Inc. *	$2,763,508
Media - 4.1%
118,600	Cablevision Systems Corp., New York Group, Class A Shares *	2,879,608
142,400	News Corp., Class A Shares	2,012,112
	Total Media	4,891,720
Multiline Retail - 1.5%
37,525	Target Corp.	1,697,256
	TOTAL CONSUMER DISCRETIONARY	9,352,484
CONSUMER STAPLES - 13.0%
Beverages - 3.0%
53,264	PepsiCo Inc.	3,545,252
Food & Staples Retailing - 4.4%
145,325	CVS Corp.	5,304,362
Household Products - 5.6%
36,225	Colgate-Palmolive Co.	2,690,431
61,025	Procter & Gamble Co.	3,995,917
	Total Household Products	6,686,348
	TOTAL CONSUMER STAPLES	15,535,962
ENERGY - 5.5%
Energy Equipment & Services - 5.5%
35,150	Schlumberger Ltd.	3,571,240
79,600	Weatherford International Ltd. *	3,003,308
	TOTAL ENERGY	6,574,548
FINANCIALS - 8.4%
Capital Markets - 1.8%
5,300	BlackRock Inc., Class A	1,148,563
34,950	Merrill Lynch & Co. Inc.	931,418
	Total Capital Markets	2,079,981
Consumer Finance - 1.9%
61,900	American Express Co.	2,297,728
Diversified Financial Services - 2.5%
108,750	Nasdaq Stock Market Inc. *	3,019,987
Insurance - 2.2%
53,900	American International Group Inc.	1,404,095
27,700	Travelers Cos. Inc.	1,222,124
	Total Insurance	2,626,219
	TOTAL FINANCIALS	10,023,915
HEALTH CARE - 24.3%
Biotechnology - 14.4%
34,900	Biogen Idec Inc. *	2,434,624
45,100	Celgene Corp. *	3,404,599
57,425	Genentech Inc. *	5,469,731
61,050	Gilead Sciences Inc. *	3,295,479
74,300	Vertex Pharmaceuticals Inc. *	2,563,350
	Total Biotechnology	17,167,783
Health Care Equipment & Supplies - 5.6%
73,400	Medtronic Inc.	3,877,722
43,300	Stryker Corp.	2,779,427
	Total Health Care Equipment & Supplies	6,657,149

See Notes to Schedule of Investments.

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LEGG MASON PARTNERS DIVERSIFIED LARGE CAP GROWTH FUND

Schedule of Investments (unaudited) (continued)	July 31, 2008

SHARES	SECURITY	VALUE
Pharmaceuticals - 4.3%
91,100	Abbott Laboratories	$5,132,574
	TOTAL HEALTH CARE	28,957,506
INDUSTRIALS - 5.5%
Industrial Conglomerates - 5.5%
147,475	General Electric Co.	4,172,068
55,200	Textron Inc.	2,399,544
	TOTAL INDUSTRIALS	6,571,612
INFORMATION TECHNOLOGY - 31.7%
Communications Equipment - 5.7%
162,475	Cisco Systems Inc. *	3,572,825
161,850	Corning Inc.	3,238,619
	Total Communications Equipment	6,811,444
Computers & Peripherals - 6.3%
130,000	Dell Inc. *	3,194,100
194,300	EMC Corp. *	2,916,443
101,875	SanDisk Corp. *	1,436,438
	Total Computers & Peripherals	7,546,981
Internet Software & Services - 6.1%
119,900	eBay Inc. *	3,017,883
8,960	Google Inc., Class A Shares *	4,244,800
	Total Internet Software & Services	7,262,683
Semiconductors & Semiconductor Equipment - 6.5%
133,550	Intel Corp.	2,963,474
175,500	NVIDIA Corp. *	2,007,720
115,000	Texas Instruments Inc.	2,803,700
	Total Semiconductors & Semiconductor Equipment	7,774,894
Software - 7.1%
71,600	Adobe Systems Inc. *	2,960,660
96,200	Citrix Systems Inc. *	2,562,768
66,600	Electronic Arts Inc. *	2,875,788
	Total Software	8,399,216
	TOTAL INFORMATION TECHNOLOGY	37,795,218
MATERIALS - 1.7%
Chemicals - 1.7%
32,600	PPG Industries Inc.	1,976,864
	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENT (Cost - $128,434,217)	116,788,109

FACE AMOUNT
SHORT-TERM INVESTMENT - 2.1%
Repurchase Agreement - 2.1%
$2,523,000	Interest in $800,000,000 joint tri-party repurchase agreement dated 7/31/08 with Greenwich Capital Markets Inc., 2.140% due 8/1/08; Proceeds at maturity - $2,523,150; (Fully collateralized by various U.S. government agency obligations, 2.465% to 6.210% due 10/15/08 to 8/6/38; Market value - $2,573,464) (Cost - $2,523,000)	2,523,000
	TOTAL INVESTMENTS - 100.1% (Cost - $130,957,217#)	119,311,109
	Liabilities in Excess of Other Assets - (0.1)%	(153,975)
	TOTAL NET ASSETS - 100.0%	$119,157,134

*	Non-income producing security.

#	Aggregate cost for federal income tax purposes is substantially the same.

See Notes to Schedule of Investments.

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Notes to Schedule of Investments (unaudited)

1. Organization and Significant Accounting Policies

Legg Mason Partners Diversified Large Cap Growth Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Equity Trust (the “Trust”). The Trust, a Maryland business trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment Valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. Debt securities are valued at the mean between the last quoted bid and asked prices provided by an independent pricing service that are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various other relationships between securities. When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund may value these securities at fair value as determined in accordance with the procedures approved by the Fund’s Board of Trustees. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates fair value.

(b) Repurchase Agreements. When entering into repurchase agreements, it is the Fund’s policy that its custodian or a third party custodian take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market to ensure the adequacy of the collateral. If the seller defaults, and the market value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(c) Security Transactions. Security transactions are accounted for on a trade date basis.

2. Investments

At July 31, 2008, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$8,774,120
Gross unrealized depreciation	(20,420,228)

Net unrealized depreciation	$(11,646,108)

3. Recent Accounting Pronouncements

On September 20, 2006, the Financial Accounting Standards Board (“FASB”) released Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”). FAS 157 establishes an authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair value measurements. The application of FAS 157 is required for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. Management has determined that there is no material impact to the Fund’s valuation policies as a result of adopting FAS 157. The Fund will implement the disclosure requirements beginning with its January 31, 2009 Form N-Q.

***

In March 2008, FASB issued the Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (“FAS 161”). FAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. FAS 161 requires enhanced disclosures about the Fund’s derivative and hedging activities, including how such activities are accounted for and their effect on the Fund’s financial position, performance and cash flows. Management is currently evaluating the impact the adoption of FAS 161 will have on the Fund’s financial statements and related disclosures.

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ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Equity Trust

By	/S/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date:	September 26, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/S/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date:	September 26, 2008

By	/S/ KAPREL OZSOLAK
Kaprel Ozsolak
Chief Financial Officer

Date:	September 26, 2008